Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2017